Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance Corp. (the “Company”)

Wells Fargo Securities, LLC

Barclays Capital, Inc.

(together with the Company, the “Specified Parties”)

Re: Exeter Automobile Receivables Trust 2017-1, Automobile Receivables Backed Notes (“Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the pool of automobile loan contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1 and 0.1%, respectively.

•	The term “Loans” means automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

•	The term “Data File” means the electronic data file provided to us by the Company on January 4, 2017, containing certain information related to 17,272 Loans as of the close of business on December 14, 2016.

•	The term “Source Documents” means some or all of the following information sources: Sales Contract, Shaw Loan Operating System, Global Search imaging system, Customer Acquisition and Life Cycle Management System (“CALMS”), and APLNContract within the data warehouse (“APLNContract”). The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•	The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, and/or Notice of Lien Application provided to us by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Application for Financing” means the Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Company Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

The Company is responsible for the information contained in the Data File.

A.	We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.	At the request of the Specified Parties, for each Selected Loan we compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	CALMS, Sales Contract
Vehicle Model Year	CALMS, Sales Contract
Vehicle Make	CALMS, Sales Contract
Vehicle Model	CALMS, Sales Contract
Borrower State (current)	Sales Contract, Shaw Loan Operating System
FICO Score	CALMS, Shaw Loan Operating System, APLNContract
Custom Score	CALMS, Shaw Loan Operating System, APLNContract

We found the information listed in the Data File regarding the Selected Loans to be in agreement with the corresponding information in the respective Source Documents noted above.

C.	We compared the VIN on the Title Certificate to the VIN listed in the Data File. We make no representation as to the validity of the Title Certificate.

D.	We read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

E.	We were provided access to the Company’s CALMS system or Global Search system and found that the Underwriting Overview screen capture for each loan had an employee credit approval notation. We make no representation regarding to the validity of such approval.

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F.	We were provided access to the Company’s Global Search system and observed the existence of (i) an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and (ii) an electronic copy of a Credit Application or an Application for Financing. We make no representation as to the enforceability of such security interest or the validity of such application.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information indicated in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Company Provided Information, (iv) the adequacy of the disclosures in the Data File or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

January 19, 2017

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Exhibit A

Selected Loan Number	Account Number	Selected Loan Number	Account Number	Selected Loan Number	Account Number
1	2486854	51	58542452	101	58844648
2	2509920	52	58567793	102	58782194
3	54036659	53	58543139	103	58808583
4	54605203	54	58554483	104	58815523
5	54541312	55	58588450	105	58906690
6	55004139	56	58442870	106	58729124
7	55849557	57	58536518	107	58784130
8	55886464	58	58595874	108	58863007
9	56168472	59	58624763	109	58880079
10	56432303	60	58674180	110	58586392
11	56663200	61	58579538	111	58838268
12	56669250	62	58636635	112	58932682
13	57543658	63	58457200	113	58917230
14	57726888	64	58564597	114	58865933
15	57730256	65	58598185	115	58953335
16	57733161	66	58580409	116	58975592
17	57816037	67	58669037	117	58946044
18	58058043	68	58699489	118	58986060
19	58018853	69	58640173	119	59012426
20	58163998	70	58667876	120	58909699
21	58278605	71	58680732	121	58981845
22	58289848	72	58568484	122	59018492
23	58268389	73	58609029	123	59058724
24	58288972	74	58702625	124	59118869
25	58364892	75	58462244	125	59064923
26	58232893	76	58745290	126	59086016
27	58275609	77	58776582	127	59091381
28	58355169	78	58673093	128	59149145
29	58360603	79	58704770	129	58866871
30	58398579	80	58778586	130	58947309
31	58412660	81	58783790	131	59030221
32	58409326	82	58643544	132	59077627
33	58454225	83	58661183	133	59101297
34	58376928	84	58717943	134	59088221
35	58387297	85	58783362	135	59109982
36	58414428	86	58581134	136	58945719
37	58387545	87	58796418	137	59023829
38	58336377	88	58753710	138	59059123

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Selected Loan Number	Account Number	Selected Loan Number	Account Number	Selected Loan Number	Account Number
39	58502083	89	58588634	139	59164942
40	58393503	90	58793163	140	59052272
41	58368849	91	58820504	141	59059536
42	58538003	92	58835812	142	59183210
43	58519451	93	58673548	143	59159555
44	58384436	94	58812787	144	59207391
45	58526049	95	58849653	145	59255935
46	58558961	96	58732923	146	59181055
47	58442637	97	58766169	147	59230651
48	58543396	98	58855323	148	59334384
49	58577947	99	58795682	149	59317161
50	58525457	100	58826395	150	59497482

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